Consolidated Balance Sheets - USD ($)	Mar. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Current Assets
Cash	$ 122,400		$ 1,424,096		$ 69,628
Accounts receivable	11,333		22,667		15,242
Other receivables	11,701		18,673		5,144
Prepaid expenses	216,048		810,143		59,678
Total Current Assets	361,482		2,275,579		149,692
Right-of-use asset	606,897		738,453	[1]
Property and equipment, net	197,596		219,703		266,916
Other assets	36,042		36,877		38,288
Total Assets	1,202,017		3,270,612		454,896
Current Liabilities
Interest payable	92,561		53,198		158,371
Accounts payable	1,676,532		1,471,688		882,456
Accrued liabilities	393,499		324,984		183,183
Other current liabilities	357,689		189,035		462,856
Short-term notes, related parties	2,135,000		1,635,000		180,000
Short-term convertible note payable	424,615		424,615
Notes payable, current portion	67,444		66,836
Dividend payable	126,941		108,641
Deferred revenue	770,031		1,046,156		326,064
Lease liability, current portion	402,876		453,734	[1]
Total Current Liabilities	6,447,188		5,773,887		2,192,930
Long-Term Liabilities
Lease liability, net of current portion	221,710		302,175	[1]
Notes payable, net of current portion			11,545
Convertible debt to related parties					4,306,300
Derivative liability - warrants	140,877	[2]	315,855	[3]
Redemption put liability	79,045	[2]	267,399	[3]
Deferred rent					22,206
Total Long-Term Liabilities	441,632		896,974		4,328,506
Total Liabilities	6,888,820		6,670,861		6,521,436
Commitments and Contingencies (Note 10)
Mezzanine Equity
Total Mezzanine Equity	6,281,433		6,060,493
Stockholders' Deficit
Common stock - $.001 par value: 199,000,000 shares authorized. 99,878,079, 99,768,704 and 33,661,388 shares issued and outstanding at March 31, 2020, December 31, 2019 and 2018 respectively	99,878		99,769		33,661
Additional paid-in capital	28,117,978		28,172,146		3,566,339
Accumulated deficit	(39,815,966)		(37,362,531)		(9,296,408)
Non-controlling interest	(370,132)		(370,132)		(370,132)
Total Stockholders' Deficit	(11,968,236)		(9,460,742)		(6,066,540)
Total Liabilities, Mezzanine Equity and Stockholders' Deficit	1,202,017		3,270,612		454,896
Series D Convertible Preferred Stock [Member]
Mezzanine Equity
Total Mezzanine Equity	6,281,433		6,060,493
Series A Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred Stock, value
Series B Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred Stock, value	6		6
Series C Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred Stock, value

[1]	There is no comparable information for operating leases at or for the year ended December 31, 2018 since the Company adopted ASU No. 2016-02 on January 1, 2019 and elected to recognize operating lease right-of-use assets and operating lease liabilities at the adoption date.
[2]	The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of March 31, 2020 and December 31, 2019.
[3]	The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of December 31, 2018 or 2019.